Offerings	Aug. 29, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0025 per share
Amount Registered | shares	11,514,816
Proposed Maximum Offering Price per Unit	29.685
Maximum Aggregate Offering Price	$ 341,817,312.96
Fee Rate	0.01531%
Amount of Registration Fee	$ 52,332.23
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant is also registering an indeterminate number of additional securities that may become issuable as a result of any share dividend, share split, recapitalization or other similar transaction. 11,514,816 ordinary shares registered for sale by the selling securityholders named in this registration statement. 5,440,000 ordinary shares issuable upon the exercise of the September 2024 Warrants (as defined in this registration statement). Proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(g) under the Securities Act, based on the average of the high and low prices of the Registrant's ordinary shares on August 22, 2025, as reported on The Nasdaq Capital Market, which was approximately $29.685 per share.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0025 per share, underlying warrants
Amount Registered | shares	5,440,000
Proposed Maximum Offering Price per Unit	29.685
Maximum Aggregate Offering Price	$ 161,486,400.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 24,723.57
Offering Note	See Offering Note 1.